Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes
(9)    Income Taxes
The composition of income tax expense for the years ended December 31, 2017, 2016, and 2015 was as follows:
(in thousands)	2017	2016	2015
Current:
Federal	$2,761	$3,578	$3,619
State	385	489	496
Total current	3,146	4,067	4,115
Deferred:
Federal	3,189	(267)	391
State	1,567	(50)	74
Total deferred	4,756	(317)	465
Total income tax expense	$7,902	$3,750	$4,580

Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2017, 2016, and 2015 are as follows:
(in thousands)	2017		2016		2015
	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$11,316		$11,032		$13,179
Tax at statutory federal income tax rate	$3,847	34.00%	$3,751	34.00%	$4,481	34.00%
Tax Cuts and Jobs Act	3,139	27.74	0	0.00	0	0.00
State restructuring	966	8.54	0	0.00	0	0.00
Tax-exempt income	(394)	(3.48)	(314)	(2.85)	(369)	(2.80)
State income tax, net of federal tax benefit	323	2.85	290	2.63	376	2.85
Other, net	21	0.18	23	0.21	92	0.70
Provision for income tax expense	$7,902	69.83%	$3,750	33.99%	$4,580	34.75%

Income taxes as a percentage of earnings before income taxes as reported in the consolidated financial statements were 69.8% for the year ended December 31, 2017 compared to 34.0% and 34.8% for the years ended December 31, 2016 and 2015, respectively. The increase in the effective tax rate in 2017 over 2016 and 2015 reflects a $4.1 million write-down of the Company’s net deferred tax asset (DTA) in response to the enactment of the Tax Act and other planning initiatives by the Company. The write-down was recorded as additional income tax expense during the fourth quarter of 2017. The federal corporate income tax rate declined from 34% to 21% effective January 1, 2018 as a result to the Tax Act. The Company expects its future effective tax rate after the impact of tax exempt income to be approximately 18% to 19% compared to 34% in prior years. Additionally, as of December 31, 2017, the Company early adopted ASU 2018-02 Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income and elected to reclassify from accumulated other comprehensive income to retained earnings the stranded income tax effects in accumulated other comprehensive loss resulting from the Tax Act and additional tax planning initiatives as mentioned above.
The components of deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are as follows:
(in thousands)	2017	2016
Deferred tax assets:
Allowance for loan losses	$2,279	$3,756
Impairment of other real estate owned	672	1,192
Goodwill	409	1,088
Available-for-sale securities	664	1,187
Nonaccrual loan interest	167	469
Core deposit intangible	160	422
Pension	828	1,415
Deferred taxes on pension	841	1,143
Deferred compensation	87	148
Other	257	402
Total deferred tax assets	$6,364	$11,222
Deferred tax liabilities:
Premises and equipment	$333	$765
Mortgage servicing rights	570	968
Accelerated prepaids	356	0
Other	34	56
Total deferred tax liabilities	1,293	1,789
Net deferred tax assets	$5,071	$9,433

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. With the exception of certain capital losses generated during 2013 and 2014, it is management’s opinion that the Company will more likely than not realize the benefits of these temporary differences as of December 31, 2017 and, therefore, established a valuation reserve against the Company’s capital loss carry forward. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible. As indicated above, the Company generated approximately $219,000 of capital losses during 2013 and 2014 as a result of disposing of certain limited partnership interests. The capital losses will expire between 2018 and 2019, and it is management’s opinion that the Company will not more likely than not generate the capital gain income necessary to utilize the capital loss carry forwards before the capital losses expire. As such, the Company has established a $46,000 valuation reserve against its capital loss carry forward deferred tax asset.
The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. As of December 31, 2017, 2016, and 2015 the Company did not have any uncertain tax provisions.